ORGANIZATION AND BASIS OF PRESENTATION - Narrative (Details) INDIVIDUAL in Millions, CUSTOMER in Millions, $ in Millions							3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 13, 2026	Nov. 19, 2025 USD ($)	Jul. 16, 2025 USD ($)	Feb. 26, 2025 USD ($) TRANSMISSIONCENTER	Jul. 17, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 31, 2026 USD ($) CUSTOMER INDIVIDUAL MW TRANSMISSIONCENTER mi	Dec. 31, 2025 USD ($) MW INDIVIDUAL TRANSMISSIONCENTER mi	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) MW CUSTOMER INDIVIDUAL TRANSMISSIONCENTER mi	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 21, 2025	Dec. 05, 2024 USD ($)	Feb. 02, 2023 USD ($)	May 31, 2022
Regulatory Assets [Line Items]
Number of customers | CUSTOMER																				1.2
Number of regional transmission centers | TRANSMISSIONCENTER							2
Transmission services available area populations | INDIVIDUAL							2.8	2.8												2.8
Income (loss) before income taxes							$ 88.0		$ 158.0	$ 82.0	$ 63.0		$ 147.0	$ 75.0	$ (13.0)	$ 145.0	$ 63.0	$ 303.0	$ 209.0	$ 413.0	$ 329.0	$ 158.0
Regulatory assets							665.0	$ 515.0				$ 247.0								515.0	247.0
Regulatory assets currently being recovered through deferred returns								76.0				45.0								$ 76.0	45.0
Net of transaction costs																					32.0
Net of taxes																					$ 803.0
Face amount of loan																								$ 700.0
Public utilities, property, plant and equipment, disclosure of composite depreciation rate for plants in service																				2.90%	2.90%	2.80%
Capitalized financing costs																				$ 28.0	$ 5.0	$ 5.0
Interest costs capitalized																				15.0	23.0	14.0
Impairment of long-lived assets to be disposed of		$ 352.0											9.0
Goodwill							$ 1,811.0	$ 1,811.0				1,811.0								$ 1,811.0	1,811.0
VIRGINIA
Regulatory Assets [Line Items]
Plant generation capacity (in MW's) | MW								3,003												3,003
NCI
Regulatory Assets [Line Items]
FET equity interest sale, net of transaction costs																					731.0
OPIC
Regulatory Assets [Line Items]
FET equity interest sale, net of transaction costs																					1,900.0
Brookfield II
Regulatory Assets [Line Items]
Consideration																									$ 3,500.0
Brookfield II | FET
Regulatory Assets [Line Items]
Sale of ownership interest by parent																									30.00%
Signal Peak
Regulatory Assets [Line Items]
Impairment of equity method investments												13.0
Organizational Changes
Regulatory Assets [Line Items]
Restructuring charges											5.0
Adjustment
Regulatory Assets [Line Items]
Income (loss) before income taxes									$ (2.0)	(6.0)	(2.0)		(3.0)	$ (3.0)	(1.0)	$ (8.0)	$ (3.0)	$ (10.0)	$ (7.0)		(9.0)	(7.0)
Income (Loss) From Continuing Operations Before Income Taxes, Extraordinary Items, Noncontrolling Interest, Prior Year Adjustments								$ (18.0)
Integrated
Regulatory Assets [Line Items]
Service area | mi							24,000
Integrated Segment
Regulatory Assets [Line Items]
Plant generation capacity (in MW's) | MW							3,610	3,610												3,610
Integrated
Regulatory Assets [Line Items]
Number of customers | CUSTOMER							2.0													2.0
Plant generation capacity (in MW's) | MW							3,610	3,610												3,610
Distribution
Regulatory Assets [Line Items]
Number of customers | CUSTOMER							4.3													4.3
Distribution
Regulatory Assets [Line Items]
Impairment of assets (Note 1.)															$ 53.0
FET | Brookfield II
Regulatory Assets [Line Items]
Sale of ownership interest by parent																										19.90%
JERSEY CENTRAL POWER & LIGHT COMPANY
Regulatory Assets [Line Items]
Number of customers | CUSTOMER							1.2
Income (loss) before income taxes											63.0
JERSEY CENTRAL POWER & LIGHT COMPANY | Adjustment
Regulatory Assets [Line Items]
Income (loss) before income taxes											(2.0)
Transource | Grid Growth [Member]
Regulatory Assets [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	50.00%
Brookfield | Brookfield II
Regulatory Assets [Line Items]
Interest income, operating																					24.0
Brookfield | Brookfield II | FET
Regulatory Assets [Line Items]
Liabilities incurred					$ 1,200.0	$ 1,200.0
Payments to acquire businesses, gross																					2,300.0
Brookfield | Brookfield II | FET | Promissory Note, $750 Million at 5.75% Due September 2025
Regulatory Assets [Line Items]
Face amount of loan						$ 750.0
Issuance interest rate						5.75%
Brookfield | Brookfield II | FET | Promissory Note, $450 Million at 7.75% Due September 2025
Regulatory Assets [Line Items]
Face amount of loan						$ 450.0
Issuance interest rate						7.75%
AGC | VIRGINIA
Regulatory Assets [Line Items]
Plant generation capacity (in MW's) | MW								487												487
Proportionate ownership share								16.25%												16.25%
Property, plant and equipment								$ 142.0												$ 142.0
Virginia Electric and Power Company | VIRGINIA
Regulatory Assets [Line Items]
Proportionate ownership share								60.00%												60.00%
First Energy [Member]
Regulatory Assets [Line Items]
Number of customers | CUSTOMER							6.0													6.0
Number of regional transmission centers | TRANSMISSIONCENTER								2												2
Income (loss) before income taxes							$ 604.0				540.0									$ 1,559.0	1,504.0	1,464.0
Regulatory assets								$ 829.0				617.0								829.0	617.0
Regulatory liabilities								1,185.0				995.0								1,185.0	995.0
Regulatory assets currently being recovered through deferred returns								802.0				698.0								802.0	698.0
Equity method investment earnings, net																				$ 0.0	$ 58.0	$ 175.0
Public utilities, property, plant and equipment, disclosure of composite depreciation rate for plants in service																				2.80%	2.90%	2.80%
Capitalized financing costs																				$ 108.0	$ 60.0	$ 44.0
Interest costs capitalized																				77.0	73.0	53.0
Impairment of long-lived assets to be disposed of													62.0
Goodwill							5,618.0	5,618.0				5,618.0								5,618.0	5,618.0
First Energy [Member] | Operating Segments
Regulatory Assets [Line Items]
Equity method investment earnings, net																				0.0	0.0	0.0
Goodwill							5,618.0	5,618.0				5,618.0								5,618.0	5,618.0
First Energy [Member] | Corporate/Other
Regulatory Assets [Line Items]
Equity method investment earnings, net																				0.0	58.0	175.0
Impairment of long-lived assets to be disposed of													3.0
Goodwill							0.0	0.0				0.0								$ 0.0	0.0
First Energy [Member] | Brookfield II
Regulatory Assets [Line Items]
Sale of ownership interest by parent						49.90%									19.90%
First Energy [Member] | Organizational Changes
Regulatory Assets [Line Items]
Restructuring charges											26.0
First Energy [Member] | Adjustment
Regulatory Assets [Line Items]
Income (loss) before income taxes								$ 24.0		$ 21.0
Deferred tax assets, valuation allowance																						21.0
First Energy [Member] | Integrated
Regulatory Assets [Line Items]
Service area | mi								24,000												24,000
First Energy [Member] | Integrated | Operating Segments
Regulatory Assets [Line Items]
Equity method investment earnings, net																				$ 0.0	0.0	0.0
Goodwill							443.0	$ 443.0				443.0								$ 443.0	443.0
First Energy [Member] | Integrated Segment
Regulatory Assets [Line Items]
Plant generation capacity (in MW's) | MW								3,610												3,610
First Energy [Member] | Integrated Segment | Operating Segments
Regulatory Assets [Line Items]
Goodwill								$ 1,953.0												$ 1,953.0
First Energy [Member] | Integrated | Operating Segments
Regulatory Assets [Line Items]
Equity method investment earnings, net																				0.0	0.0	0.0
Impairment of long-lived assets to be disposed of													17.0
Goodwill							1,953.0	1,953.0				1,953.0								1,953.0	1,953.0
First Energy [Member] | Distribution
Regulatory Assets [Line Items]
Property, plant and equipment, net								2,300.0												2,300.0
First Energy [Member] | Distribution | Operating Segments
Regulatory Assets [Line Items]
Equity method investment earnings, net																				0.0	0.0	0.0
Goodwill							3,222.0	3,222.0				3,222.0								3,222.0	3,222.0
First Energy [Member] | Stand-Alone Transmission
Regulatory Assets [Line Items]
Goodwill								443.0												443.0
First Energy [Member] | Stand-Alone Transmission | Operating Segments
Regulatory Assets [Line Items]
Impairment of long-lived assets to be disposed of													11.0
First Energy [Member] | Distribution
Regulatory Assets [Line Items]
Impairment of assets (Note 1.)								352.0
First Energy [Member] | Distribution | Operating Segments
Regulatory Assets [Line Items]
Impairment of long-lived assets to be disposed of													$ 31.0
Grid Growth [Member] | Grid Growth EHV Holdings LLC [Member]
Regulatory Assets [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	80.00%
Valley Link | FET
Regulatory Assets [Line Items]
Equity method investment, ownership percentage																							34.00%
Valley Link | PJM Interconnection, LLC | PJM 2024 RTEP Window 1
Regulatory Assets [Line Items]
Number of transmission projects | TRANSMISSIONCENTER				2
Transmission solutions to the reliability issues				$ 3,000.0
Valley Link | FET
Regulatory Assets [Line Items]
Equity method investment, ownership percentage																							34.00%
Valley Link | FET | PJM Interconnection, LLC | PJM 2024 RTEP Window 1
Regulatory Assets [Line Items]
Transmission solutions to the reliability issues				1,000.0
Valley Link | Dominion HV
Regulatory Assets [Line Items]
Equity method investment, ownership percentage																							30.00%
Valley Link | Transource
Regulatory Assets [Line Items]
Equity method investment, ownership percentage																							36.00%
Global Holding | FEV
Regulatory Assets [Line Items]
Proceeds from investments sold			$ 47.5
Equity method investments			$ 47.5									45.0									45.0
Global Holding | FEV | Variable Interest Entity, Not Primary Beneficiary
Regulatory Assets [Line Items]
Proceeds from dividends received																					80.0	165.0
Global Holding | FEV | Corporate/Other | Other Nonoperating Income (Expense)
Regulatory Assets [Line Items]
Equity method investment earnings, net																					72.0	$ 175.0
Other Sundry Investments
Regulatory Assets [Line Items]
Proceeds from investments sold							36.0				$ 38.0
Other Sundry Investments | JERSEY CENTRAL POWER & LIGHT COMPANY
Regulatory Assets [Line Items]
Proceeds from investments sold							0.0
Other Sundry Investments | First Energy [Member]
Regulatory Assets [Line Items]
Equity method investments								38.0				$ 84.0								38.0	$ 84.0
Path-WV | Variable Interest Entity, Not Primary Beneficiary
Regulatory Assets [Line Items]
Equity method investments							$ 17.0	$ 17.0												$ 17.0
Variable interest entities percentage of high voltage transmission line project owned by variable interest entity one in joint venture party two							50.00%	50.00%												50.00%
FET | PJM Interconnection, LLC | PJM 2024 RTEP Window 1
Regulatory Assets [Line Items]
Transmission solutions to the reliability issues				$ 1,000.0
FET | FE
Regulatory Assets [Line Items]
Equity method investment, ownership percentage								50.10%												50.10%
FET | Brookfield | Brookfield II
Regulatory Assets [Line Items]
Equity method investment, ownership percentage							49.90%	49.90%												49.90%